Revenue - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,229,336,000	$ 1,473,699,000	$ 1,177,956,000
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	547,261,000	669,334,000	557,971,000
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	1,066,963,000	1,321,487,000	1,039,262,000
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	12,767,000	14,280,000	49,000
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	25,915,000	31,149,000	14,738,000
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	11,192,000	7,946,000	4,567,000
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	115,172,000	101,406,000	94,409,000
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	136,458,000	121,063,000	123,956,000
Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	519,702,000	652,153,000	481,291,000
Time Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	12,006,000	16,869,000	14,689,000
Time Charter - Bunker Tanker
Disaggregation of Revenue [Line Items]
Total revenues	1,142,000	0	0
Management fees and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	$ 10,094,000	$ 11,711,000	$ 24,980,000